TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER RECEIVABLES
Trade	$ 773.9	$ 1,094.5
Unbilled revenue	36.8	84.9
Other	20.3	27.6
Expected credit losses	(29.0)	(31.9)
Trade and other receivables, net	$ 802.0	$ 1,175.1